Schedule of plant and equipment (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	$ 370,204	$ 494,130	$ 494,130	$ 430,004
Additions	85,782			68,600
Written-off			(108,997)	(4,474)
Disposals			(14,929)
Plant and equipment, cost	455,986		370,204	494,130	$ 430,004
Plant and equipment, accumulated depreciation	364,160	373,685	373,685	168,779
Depreciation	16,609	109,404	55,754	207,649	123,006
Written-off			(55,702)	(2,743)
Disposals			(9,577)
Plant and equipment, accumulated depreciation	380,769		364,160	373,685	168,779
Plant and equipment, carrying amount	75,217		6,044	120,445
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	95,220	96,232	96,232	98,561
Additions	5,531			2,145
Written-off				(4,474)
Disposals			(1,012)
Plant and equipment, cost	100,751		95,220	96,232	98,561
Plant and equipment, accumulated depreciation	95,147	91,815	91,815	80,002
Depreciation	393		4,146	14,556
Written-off				(2,743)
Disposals			(814)
Plant and equipment, accumulated depreciation	95,540		95,147	91,815	80,002
Plant and equipment, carrying amount	5,211		73	4,417
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost		13,917	13,917	13,917
Additions	9,555
Written-off
Disposals			(13,917)
Plant and equipment, cost	9,555			13,917	13,917
Plant and equipment, accumulated depreciation		8,074	8,074	5,318
Depreciation	6,874		689	2,756
Written-off
Disposals			(8,763)
Plant and equipment, accumulated depreciation	6,874			8,074	5,318
Plant and equipment, carrying amount	2,681			5,843
Office equipments [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost		6,247	6,247	6,247
Additions	7,520
Written-off			(6,247)
Disposals
Plant and equipment, cost	7,520			6,247	6,247
Plant and equipment, accumulated depreciation		5,317	5,317	4,903
Depreciation	547		103	414
Written-off			(5,420)
Disposals
Plant and equipment, accumulated depreciation	547			5,317	4,903
Plant and equipment, carrying amount	6,973			930
Renovation [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost		102,750	102,750	102,750
Additions	8,544
Written-off			(102,750)
Disposals
Plant and equipment, cost	8,544			102,750	102,750
Plant and equipment, accumulated depreciation		43,723	43,723	17,489
Depreciation	267		6,559	26,234
Written-off			(50,282)
Disposals
Plant and equipment, accumulated depreciation	267			43,723	17,489
Plant and equipment, carrying amount	8,277			59,027
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	274,984	274,984	274,984	208,529
Additions	54,632			66,455
Written-off
Disposals
Plant and equipment, cost	329,616		274,984	274,984	208,529
Plant and equipment, accumulated depreciation	269,013	$ 224,756	224,756	61,067
Depreciation	8,528		44,257	163,689
Written-off
Disposals
Plant and equipment, accumulated depreciation	277,541		269,013	224,756	$ 61,067
Plant and equipment, carrying amount	$ 52,075		$ 5,971	$ 50,228